Company Financial Information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) before tax | $	$ (188)		$ 140	$ (15)
Income tax (charge)/credit | $	(22)		(29)	(25)
Profit/(loss) for the year	(210)	€ (177)	$ 111	$ (40)
Parent
Disclosure of information about consolidated structured entities [line items]
Dividend income		46
Other external charges		(1)
Finance income		1
Profit before exceptional items		46
Exceptional operating costs		(183)
Exceptional finance costs		(11)
Profit/(loss) before tax		(148)
Profit/(loss) for the year	$ (176)	€ (148)